Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - LONG — 100.51% Shares Fair Value
Communications — 10.54%
Angi, Inc.
(a)
50,000 $ 782,500
Electronic Arts, Inc. 7,500 1,078,350
GoDaddy, Inc., Class A
(a)
5,000 910,750
Meta Platforms, Inc., Class A 2,500 1,618,725
Netflix, Inc.
(a)
1,000 1,207,230
Spotify Technology SA
(a) (b)
2,000 1,330,280
Walt Disney Co. (The) 6,000 678,240
7,606,075
Consumer Discretionary — 14.05%
Alibaba Group Holding Ltd. - ADR
(b)
15,000 1,707,600
Amazon.com, Inc.
(a) (b)
11,000 2,255,110
Chewy, Inc., Class A
(a)
25,000 1,131,250
Home Depot, Inc. (The) 3,000 1,104,870
Texas Roadhouse, Inc. 5,500 1,073,655
Wingstop, Inc. 2,500 854,250
Wynn Resorts Ltd. 13,750 1,244,925
Yum China Holdings, Inc. 17,500 763,875
10,135,535
Consumer Staples — 1.18%
BJ's Wholesale Club Holdings, Inc.
(a)
7,500 849,075
Energy — 1.94%
TechnipFMC PLC
(b)
45,000 1,401,750
Financials — 16.28%
BlackRock, Inc.
(b)
2,250 2,204,753
Charles Schwab Corp. (The) 18,000 1,590,120
JPMorgan Chase & Co. 8,500 2,244,000
Morgan Stanley 19,500 2,496,585
Northern Trust Corp. 12,000 1,280,880
PNC Financial Services Group, Inc. (The) 7,000 1,216,670
Progressive Corp. (The) 2,500 712,325
11,745,333
Health Care — 14.98%
Abbott Laboratories 11,000 1,469,380
Boston Scientific Corp.
(a)
15,000 1,578,900
Cardinal Health, Inc. 9,000 1,389,960
Edwards LifeSciences Corp.
(a)
15,000 1,173,300
Eli Lilly & Co. 1,000 737,670
Intuitive Surgical, Inc.
(a) (b)
3,000 1,657,020
Labcorp Holdings, Inc. 4,000 995,880
Qiagen NV
(a)
40,000 1,805,200
10,807,310
Industrials — 8.69%
Boeing Co. (The)
(a)
6,000 1,243,920
Cognex Corp. 25,000 749,250
Comfort Systems USA, Inc. 2,000 956,460
Deere & Co. 2,000 1,012,520

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
May 31, 2025 (Unaudited)

COMMON STOCKS - LONG — 100.51% - continued Shares Fair Value
Industrials — 8.69% - continued
LegalZoom.com, Inc.
(a)
75,000 $ 684,750
Vertiv Holdings Co., Class A 15,000 1,618,950
6,265,850
Materials — 1.22%
Agnico Eagle Mines Ltd. 2,500 294,975
Cameco Corp. 10,000 585,300
880,275
Technology — 31.63%
Analog Devices, Inc.
(b)
5,000 1,069,900
Apple, Inc.
(b)
10,500 2,108,925
ASML Holding N.V. 1,750 1,289,347
Broadcom, Inc. 5,000 1,210,350
Celestica, Inc.
(a)
7,500 865,350
Ciena Corp.
(a)
10,000 800,600
Crowdstrike Holdings, Inc., Class A
(a)
1,500 707,055
DocuSign, Inc.
(a)
15,000 1,329,150
F5, Inc.
(a)
4,000 1,141,520
Fabrinet
(a)
4,000 931,480
Freshworks, Inc., Class A
(a)
125,000 1,908,750
HubSpot, Inc.
(a)
2,000 1,179,800
Monolithic Power Systems, Inc. 1,200 794,280
Nvidia Corp.
(b)
12,500 1,689,125
Okta, Inc.
(a)
5,000 515,850
Palantir Technologies, Inc., Class A
(a)
7,500 988,350
Salesforce, Inc. 5,000 1,326,850
Snowflake, Inc., Class A
(a)
5,800 1,192,886
Twilio, Inc., Class A
(a)
15,000 1,765,500
22,815,068
Total COMMON STOCKS - LONG (Cost $63,372,045) 72,506,271
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
PURCHASED OPTIONS — 1.68%
PURCHASED PUT OPTIONS — 1.25%
Alibaba Group Holding Ltd.   150 $ 1,707,600 $ 115.00 6/23/2025 $ 71,700
Invesco QQQ Trust Series 1   500 25,955,500 513.00 6/23/2025 347,500
SPDR® S&P 500® ETF Trust   900 53,045,100 578.00 6/23/2025 480,600
Total Purchased Put Options (Cost $1,112,805) 899,800
PURCHASED CALL OPTIONS — 0.43%
Amazon.com, Inc. 100 $ 2,050,100 $ 205.00 6/23/2025 $ 58,600
Apple, Inc. 150 3,012,750 200.00 6/23/2025 98,100
Starbucks Corp. 200 1,679,000 85.00 6/23/2025 42,000
Teva Pharmaceutical Industries Ltd. 750 1,258,500 18.00 6/23/2025 16,500
VanEck Semiconductor ETF 300 7,192,500 250.00 6/23/2025 100,500
Total Purchased Call Options (Cost $433,914) 315,700

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
May 31, 2025 (Unaudited)

PURCHASED CALL OPTIONS — 0.43% - continued
Total Purchased Options (Cost $1,546,719) $ 1,215,500
Total Investments — 102.19%
    (Cost $64,918,764) 73,721,771
Liabilities in Excess of Other Assets — (2.19)% (1,583,394)
NET ASSETS — 100.00% $ 72,138,377
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on May 31, 2025 was $1,495,370.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Securities Sold Short
May 31, 2025 (Unaudited)

COMMON STOCKS - SHORT — (6.56)% Shares Fair Value
Consumer Discretionary - (3.88)%
Airbnb, Inc., Class A
(a)
(4,000) $ (516,000)
Carvana Co.
(a)
(2,500) (817,900)
Live Nation Entertainment, Inc.
(a)
(6,000) (823,140)
SharkNinja, Inc.
(a)
(7,000) (643,510)
(2,800,550)
Consumer Staples - (1.78)%
Coca-Cola Co. (The) (5,000) (360,500)
Hims & Hers Health, Inc.
(a)
(5,000) (282,800)
Monster Beverage Corp.
(a)
(10,000) (639,500)
(1,282,800)
Financials - (0.90)%
OneMain Holdings, Inc. (12,500) (648,000)
Total Common Stocks - Short (Proceeds Received $4,578,922) (4,731,350)
Total Securities Sold Short —   (6.56)% (Proceeds Received $4,578,922 ) $ (4,731,350)
(a) Non-income producing security.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Written Options
May 31, 2025 (Unaudited)

Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS - (0.01)%
WRITTEN CALL OPTIONS - (0.01)%
Broadcom, Inc. (20) $ (484,140) $ 255.00 6/9/2025 $ (10,400)
Total Written Call Options (Premiums Received
$8,269) (10,400)
Total Written Options (Premiums Received
$8,269) $ (10,400)